Note Receivable (Details Narrative) (USD $)	1 Months Ended
	Jun. 17, 2014	Sep. 30, 2014
Receivables [Abstract]
Note receivable		$ 150,000
Interest rate	5.00%
Maturity date	Jun. 13, 2015
Accrued interest receivable		$ 2,241